Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 67,051,240.00
Total Fee Amount	5,834.00
Total Offset Amount	0.00
Net Fee	$ 5,834.00
Offering Table N/A
Offset Table N/A	N/A